Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and consumables	£ 1,594	£ 1,576
Work in progress	2,449	2,286
Finished goods	1,455	1,284
Inventories	£ 5,498	£ 5,146